Derivative Liabilities - Summary of Fair Value Measurement Inputs and Valuation Techniques (FY) (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
		Oct. 24, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Warrant Issue Date		Oct. 24, 2017					Oct. 24, 2017	Oct. 24, 2017
Valuation Date		Oct. 24, 2017					Jun. 30, 2019	Jun. 30, 2018
Warrant Expiration Date		Oct. 31, 2022					Oct. 31, 2022	Oct. 31, 2022
Total Number of Warrants Issued | shares		133,750					133,750	133,750
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 32.00	$ 32.00		$ 32.00		$ 32.00	$ 32.00
Next Capital Raise Date	[1]	Oct. 31, 2018					Feb. 29, 2020	Jun. 30, 2019
Nominal Value (USD Mn) | $ / shares		$ 4.3					$ 4.3	$ 4.3
Contracted Conversion Ratio		1					1	1
Fair Value without Anti-Dilution Protection		$ 1,837					$ 15	$ 1,704
Fair Value of Embedded Derivative		253					72	260
Fair Value of the Warrants Issued		2,090					87	1,964
Gain on fair value adjustments of derivative liabilities			$ (913)	$ 702	$ (879)	$ 1,510	$ 1,877	$ 126
Measurement Input, Threshold Exercise Price Post Capital Raise [Member]
Threshold Exercise Price Post Capital Raise		20.08					6.40	17.20
Measurement Input, Spot Price [Member]
Threshold Exercise Price Post Capital Raise		26.53					2.48	26.24
Expected Life of Award [Member]
Fair value assumptions, Expected Life (Years)		5 years					3 years 3 months 18 days	4 years 3 months 18 days
Measurement Input, Price Volatility [Member]
Fair value assumptions, percentage		66.00%					75.00%	65.00%
Measurement Input, Price Volatility (Per-period Equivalent) [Member]
Fair value assumptions, percentage		19.10%					21.70%	18.80%
Risk Free Rate of Return [Member]
Fair value assumptions, percentage		2.04%					1.73%	2.71%
Measurement Input, Risk Free Interest Rate (Per-period Equivalent) [Member]
Fair value assumptions, percentage		0.17%					0.14%	0.22%

[1]	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date.